Segment Information - Schedule of revenue by type of service provided by the Group (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Net revenue	¥ 7,108,238,352	$ 1,030,597,685	¥ 9,165,330,760	¥ 9,601,873,937
Live Streaming
Segment Reporting Information [Line Items]
Net revenue	6,797,326,921		8,596,599,175	8,852,225,839
Advertisement
Segment Reporting Information [Line Items]
Net revenue	190,254,794		464,866,153	645,227,128
Other
Segment Reporting Information [Line Items]
Net revenue	¥ 120,656,637		¥ 103,865,432	¥ 104,420,970